Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Stockholder's Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 10 – STOCKHOLDERS’ EQUITY

On September 30, 2015, TDH Holdings was incorporated in the British Virgin Islands. On the same day, the Company issued 10,000 common shares at $0.001 per share to its incorporator with cash proceeds of $10.

On August 8, 2016, a total of 7,518,908 shares were issued at $0.5 per share, to nineteen individuals and seven companies with total cash proceeds of $3,759,454, among which $2,880,000 was distributed to the former owners of Tiandihui to acquire 100% of its equity interest.

On December 31, 2016, a total of 371,092 common shares were issued at $2.5 per share to Fulcan Capital Partners, LLC, Xiumei Lan and Zhonghua Liu with cash proceeds of $827,730 received during the year ended December 31, 2017. The Company collected the remaining subscription receivable of $100,000 on April 10, 2018.

On September 25, 2017, the Company completed its initial public offering on the NASDAQ Capital Market under the symbol of “PETZ”. The Company offered 1,523,750 common shares at $4.25 per share. Net proceeds raised by the Company from the initial public offering amounted to $5,542,047 after deducting underwriting discounts and commissions and other offering expenses. Out of the $5.5 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of September 25, 2017 and was presented as restricted cash, non-current.

As of the filing date, there is a total number of 9,423,750 common shares outstanding and 200,000,000 authorized.

As of December 31, 2017 and 2016, the Company had statutory reserve in the amount of $160,014 and $140,570, respectively, representing Tiandihui’s statutory reserves. In accordance with the relevant laws and regulations of the PRC, Tiandihui, Chongai Jiujiu, Kangkang Development, Yichong and Lingchong are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital. The statutory reserve is not distributable in the form of cash dividends and can be used to make up cumulative prior year losses. Chongai Jiujiu, Kangkang Development, Yichong and Lingchong did not make any appropriation to statutory reserve as Chongai Jiujiu and Kangkang Development incurred losses and Yichong and Lingchong did not have any operations during the years ended December 31, 2017 and 2016.